Schedule II - Valuation and Qualifying Accounts - Valuation and Qualifying Accounts (Details) - Valuation Allowance of Deferred Tax Assets [Member] - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deductions	[1]	$ 0	$ 0	$ 0
Balance at End Of Period		28,331,759	27,131,034	26,021,943
Balance at Beginning Of Period		27,131,034	26,021,943	25,002,881
Additions Charged to Costs and Expenses		1,200,725	1,109,091	1,019,062
Additions Charged to Other Accounts		$ 0	$ 0	$ 0

[1]	Deductions represent the effect of expiring NOL carryforwards from prior year.